Shareholder Report, Average Annual Return (Details) 207747_Franklin International Low Volatility High Dividend Index ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	116 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin International Low Volatility High Dividend Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin International Low Volatility High Dividend Index ETF (NAV)
Average Annual Return, Percent	31.04%	16.36%	11.25%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	24.91%	7.02%	8.34%
Franklin International Low Volatility High Dividend Hedged Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin International Low Volatility High Dividend Hedged Index-NR
Average Annual Return, Percent	31.41%	16.80%	11.70%
MSCI World ex U.S. IMI (Local) Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. IMI (Local) Index-NR
Average Annual Return, Percent	20.09%	10.08%	9.41%